Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 5. Stockholders’ Equity

Stock Options

In December 2007, we established the 2007 Equity Compensation Plan (the “Plan”). The Plan was approved by our board of directors and stockholders. The purpose of the Plan is to grant stock and options to purchase our common stock to our employees, directors and key consultants. On November 15, 2012, the maximum number of shares of common stock that may be issued pursuant to awards granted under the Plan increased from 1,500,000 to 3,000,000, as approved by our board of directors and stockholders. Cancelled and forfeited stock options and stock awards may again become available for grant under the Plan. There were 846,946 shares available for grant under the Plan as of September 30, 2013. All current stock option grants are made under the 2007 Equity Compensation Plan.

The majority of awards issued under the Plan vest immediately or over three years, with a one year cliff vesting period, and have a term of ten years. Stock-based compensation cost is measured at the grant date, based on the fair value of the awards that are ultimately expected to vest, and recognized on a straight-line basis over the requisite service period, which is generally the vesting period.

The following table summarizes vested and unvested stock option activity:

	All Options		Vested Options		Unvested Options
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at June 30, 2013	1,692,898	1.24	1,352,730	1.23	340,168	1.29
Granted	190,050	1.80	7,400	1.80	182,650	1.80
Options vesting	-	-	24,250	1.47	(24,250)	1.47
Exercised	-	-	-	-	-	-
Forfeited/Cancelled	-	-	-	-	-	-
Outstanding at September 30, 2013	1,882,948	$1.30	1,384,380	$1.24	498,568	$1.47

The weighted average remaining contractual life of all options outstanding as of September 30, 2013 was 7.17 years. The remaining contractual life for options vested and exercisable at September 30, 2013 was 6.58 years. Furthermore, the aggregate intrinsic value of all options outstanding as of September 30, 2013 was $886,152, and the aggregate intrinsic value of options vested and exercisable at September 30, 2013 was $733,335, in each case based on the fair value of the Company’s common stock on September 30, 2013. The total fair value of options vested during the period ended September 30, 2013 was $70,489 and is included in selling, general and administrative expenses in the accompanying statement of operations.  As of September 30, 2013, the amount of unvested compensation related to these options was $466,833 which will be recorded as an expense in future periods as the options vest.

Additional information regarding stock options outstanding and exercisable as of September 30, 2013 is as follows:

		Remaining
		Contractual	Options
Option Exercise Price	Options Outstanding	Life (in years)	Exercisable
$1.00	347,000	5.66	347,000
1.02	287,000	6.83	287,000
1.07	53,898	9.05	33,897
1.15	278,000	9.36	150,000
1.25	32,000	9.38	-
1.30	263,000	8.43	153,417
1.50	380,000	4.31	380,000
1.80	190,050	9.98	7,400
1.85	24,000	9.64	-
3.00	15,000	7.29	13,750
3.05	10,000	7.37	9,166
3.65	3,000	7.48	2,750
Total	1,882,948		1,384,380

Warrants

The following table summarizes warrant activity:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Outstanding, June 30, 2013	2,376,173	2.06
Granted	-	-
Exercised	-	-
Expired	(150,000)	2.00
Outstanding, September 30, 2013	2,226,173	$2.07
Exercisable, June 30, 2013	2,376,173	$2.06
Exercisable, September 30, 2013	2,226,173	$2.07

The intrinsic value for all warrants outstanding as of September 30, 2013 was $156,000, based on the fair value of the Company’s common stock on September 30, 2013.

Additional information regarding warrants outstanding and exercisable as of September 30, 2013 is as follows:

		Remaining
Warrant	Warrants	Contractual	Warrants
Exercise Price	Outstanding	Life (in years)	Exercisable
$1.19	150,000	8.23	150,000
1.25	150,000	2.10	150,000
1.75	333,331	1.14	333,331
2.00	931,175	0.13	931,175
2.25	266,667	1.22	266,667
3.00	390,000	0.38	390,000
3.50	2,500	2.75	2,500
4.00	2,500	2.75	2,500
Total	2,226,173		2,226,173

Issuance of Restricted Common Stock

On September 6, 2013, the Company issued 150,833 shares of restricted common stock to employees. These shares vest over a three year period, with a one year cliff vesting period, and remain subject to forfeiture if vesting conditions are not met. The aggregate value of the stock award was $271,499 based on the market price of our common stock of $1.80 per share on the date of grant, which will be amortized over the three year vesting period. The total fair value of restricted common stock vested during the period ended September 30, 2013 was $22,625 and is included in selling, general and administrative expenses in the accompanying statement of operations.  As of September 30, 2013, the amount of unvested compensation related to this issuance of restricted common stock was $248,874 which will be recorded as an expense in future periods as the stock vests. When calculating net income (loss) per share, these shares are included in weighted average common shares outstanding from the time they vest.

Note 10.  Stockholders’ Equity

Stock Options

In December 2007, we established the 2007 Equity Compensation Plan (the “Plan”). The Plan was approved by our board of directors and stockholders. The purpose of the Plan is to grant stock and options to purchase our common stock to our employees, directors and key consultants. On November 15, 2012, the maximum number of shares of common stock that may be issued pursuant to awards granted under the Plan increased from 1,500,000 to 3,000,000, as approved by our board of directors and stockholders.  Cancelled and forfeited stock options and stock awards may again become available for grant under the Plan. There were 1,187,829 shares available for grant under the Plan as of June 30, 2013. All current stock option grants are made under the 2007 Equity Compensation Plan.

The majority of awards issued under the Plan vest immediately or over three years, with a one year cliff vesting period, and have a term of ten years. Stock-based compensation cost is measured at the grant date, based on the fair value of the awards that are ultimately expected to vest, and recognized on a straight-line basis over the requisite service period, which is generally the vesting period.

The following table summarizes vested and unvested stock option activity:

	All Options		Vested Options		Unvested Options
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at June 30, 2011	1,439,000	$1.23	1,153,000	$1.24	286,000	$1.21
Granted	288,000	1.42	68,833	1.79	219,167	1.30
Options vesting	-	-	134,833	1.20	(134,833)	1.20
Exercised	-	-	-	-	-	-
Forfeited/Cancelled	(255,833)	1.21	(215,000)	1.25	(40,833)	1.02
Outstanding at June 30, 2012	1,471,167	1.27	1,141,666	1.27	329,501	1.29
Granted	387,898	1.19	183,898	1.14	204,000	1.24
Options vesting	-	-	193,333	1.25	(193,333)	1.25
Exercised	(85,333)	1.04	(85,333)	1.04	-	-
Forfeited/Cancelled	(80,834)	1.82	(80,834)	1.82	-	-
Outstanding at June 30, 2013	1,692,898	$1.24	1,352,730	$1.23	340,168	$1.29

The following table presents the assumptions used to estimate the fair values based upon a Black-Scholes option pricing model of the stock options granted during the years ended June 30, 2013 and 2012.

	Years Ended June 30,
	2013	2012
Expected dividend yield	0%	0%
Risk-free interest rate	0.67% - 1.08%	0.87% - 1.95%
Expected life (in years)	5 - 6	5 - 6
Expected volatility	130% - 133%	144% - 148%

The weighted average remaining contractual life of all options outstanding as of June 30, 2013 was 7.11 years.  The remaining contractual life for options vested and exercisable at June 30, 2013 was 6.57 years.  Furthermore, the aggregate intrinsic value of all options outstanding as of June 30, 2013 was $984,606, and the aggregate intrinsic value of options vested and exercisable at June 30, 2013 was $803,456, in each case based on the fair value of the Company’s common stock on June 30, 2013.  The total fair value of options vested during the year ended June 30, 2013 was $323,776 and is included in selling, general and administrative expenses in the accompanying statement of operations.  As of June 30, 2013, the amount of unvested compensation related to these options was $283,099 which will be recorded as an expense in future periods as the options vest.

On July 20, 2012, a former employee exercised options to purchase 73,333 shares of the Company’s common stock on a cashless basis.  The Company issued 17,844 shares of common stock as a result of the exercise.  In addition, on June 25, 2013, a former employee exercised options to purchase 12,000 shares of the Company’s common stock on a cashless basis.  The Company issued 3,922 shares of common stock as a result of the exercise.

Additional information regarding stock options outstanding and exercisable as of June 30, 2013 is as follows:

Option Exercise Price	Options Outstanding	Remaining Contractual Life (in years)	Options Exercisable
$1.00	347,000	5.91	347,000
1.02	287,000	7.08	287,000
1.07	53,898	9.30	33,898
1.15	278,000	9.61	150,000
1.25	32,000	9.63	-
1.30	263,000	8.68	131,500
1.50	380,000	4.56	380,000
1.85	24,000	9.89	-
3.00	15,000	7.54	12,500
3.05	10,000	7.62	8,332
3.65	3,000	7.73	2,500
Total	1,692,898		1,352,730

Warrants

The following table summarizes warrant activity:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2011	2,894,684	$1.98
Granted	155,000	1.27
Exercised	(462,502)	1.35
Expired	(11,000)	1.50
Outstanding, June 30, 2012	2,576,182	2.06
Granted	-	-
Exercised	-	-
Expired	(200,009)	2.00
Outstanding, June 30, 2013	2,376,173	$2.06
Exercisable, June 30, 2012	2,576,182	$2.06
Exercisable, June 30, 2013	2,376,173	$2.06

The intrinsic value for all warrants outstanding as of June 30, 2013 was $190,667, based on the fair value of the Company’s common stock on June 30, 2013.

On July 1, 2011, the Company issued warrants to purchase an aggregate of 5,000 shares of the Company’s common stock to two consultants in exchange for services.  All of these warrants vested immediately and expire on July 1, 2016.  2,500 of the warrants have an exercise price of $3.50 per share, and 2,500 of the warrants have an exercise price of $4.00 per share.  The fair value of the warrants, as calculated pursuant to the Black-Scholes option pricing model, was determined to be $8,614, and was charged to operations during the year ended June 30, 2012.  The fair value of the warrants was calculated using the following assumptions: term of 5 years; expected volatility of 73%; no dividend yield, and risk-free interest rate of  0.92%.

On July 17, 2011, the Company agreed to extend to July 17, 2012 the expiration date of then outstanding warrants to purchase 200,009 shares of the Company’s common stock at an exercise price of $2.00 per share. The warrant holders agreed to relinquish the cashless exercise feature of the warrants in exchange for the extension of the expiration date.  On July 17, 2011, the fair value of the warrant extension, as calculated pursuant to the Black-Scholes option pricing model, was determined to be $264,714, and was charged to operations during the year ended June 30, 2012.  The fair value of the warrant extension was calculated using the following assumptions: term of 1 year; expected volatility of 73%; no dividend yield, and risk-free interest rate of  0.92%.

In October and December 2010, the Company issued warrants to purchase an aggregate of 1,000,000 shares of the Company’s common stock to two consultants for services to be rendered under consulting agreements with the Company. All of the consultant warrants have a four-year exercise term. Warrants to purchase 400,000 common shares, exercisable at $1.25 per share, vested immediately.  Of the aggregate issuance, warrants to purchase 333,333 shares are exercisable at $1.75 per share and warrants to purchase 266,667 shares are exercisable at $2.25 per share, all of which vest over a one-year period. In the periods prior to July 1, 2011, the Company recorded $1,175,748 of compensation cost relating to the vesting of these warrants based on their fair value at the reporting date.  At September 30, 2011, the warrants fully vested and the Company determined that the fair value of the unvested warrants upon vesting was $727,910 as calculated using the Black Scholes option pricing model with the following assumptions; no dividend yield, risk free interest rate of 4.5%, expected volatility of 73%, and an expected term of the warrants of 4 years.  The fair value of $727,910 reflected a decrease of $447,838 from the fair value of $1,175,748 at June 30, 2011.  As such the Company recognized a gain of $447,838 during the year ended June 30, 2012.

In November 2010, the Company issued to three members of the board of directors warrants to purchase an aggregate of 150,000 shares of the Company’s common stock at an exercise price of $1.25 per share.  Each of the warrants is subject to the following vesting schedule: 12,500 shares vested and became exercisable under the warrant on each of December 31, 2010, March 31, 2011, June 30, 2011 and September 30, 2011.  Each warrant expires on November 5, 2015.  The fair market value of the warrants upon issuance was $161,304 calculated using a Black-Scholes option pricing model with the following assumptions; no dividend yield, risk free interest rate of 4.5%, expected volatility of 73%, and an expected term of the warrants of 4 years.  Stock based compensation cost of $40,326 was recorded during the year ended June 30, 2012 for warrants vesting during the period.

On August 4, 2011, warrant holders exercised warrants to purchase 462,502 shares of the Company’s common stock on a cashless basis. The Company issued 246,928 shares of common stock as a result of those exercises.

On December 19, 2011, the Company issued to three members of the board of directors warrants to purchase an aggregate of 150,000 shares of the Company’s common stock at an exercise price of $1.19 per share.  All of the warrants vested immediately and expire on December 19, 2021. The fair market value of the warrants upon issuance was $161,773 calculated using a Black-Scholes option pricing model with the following assumptions; no dividend yield, risk free interest rate of 1.95%, expected volatility of 148%, and an expected term of the warrants of 5 years.  Stock based compensation cost of $161,773 was recorded during the year ended June 30, 2012 for the issuance of these warrants.

Additional information regarding warrants outstanding and exercisable as of June 30, 2013 is as follows:

Warrant Exercise Price	Warrants Outstanding	Remaining Contractual Life (in years)	Warrants Exercisable
$1.19	150,000	8.48	150,000
1.25	150,000	2.35	150,000
1.75	333,331	1.39	333,331
2.00	1,081,175	0.33	1,081,175
2.25	266,667	1.48	266,667
3.00	390,000	0.63	390,000
3.50	2,500	3.01	2,500
4.00	2,500	3.01	2,500
Total	2,376,173		2,376,173

Issuance of Common Stock

On May 20, 2013, the Company issued 33,913 shares of common stock to employees.  The grant date fair value of these shares was $1.85 per share.  The fair value of restricted stock awards is estimated by market price of our common stock on the date of grant.  Stock based compensation expense for these awards was determined based on the grant date fair value applied to the total number of shares awarded.  Stock based compensation expense of $62,787 was recorded during the year ended June 30, 2013 for these restricted stock awards, and, as of June 30, 2013, there was no associated unrecognized compensation expense.